Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets
Other non-current assets

13. Other non-current assets

The other non-current assets include guaranteed deposits (1.4 million euros) in relation to soft loans obtained from Madrid Network, the Ministry of Economy and Competitivity and other guarantees (0.4 million euros) for the rental of the buildings in Madrid and Leuven.

On May 30, 2014, the Group completed the sale of TiGenix B.V., our Dutch subsidiary, which held our manufacturing facility, to PharmaCell, a leading European contract manufacturing organization active in the area of cell therapy, for a total consideration of 4.3 million euros. Under the terms of the share purchase agreement with PharmaCell, we received an upfront payment of 3.5 million euros when the sale became effective on May 30, 2014 and we expected to receive a final payment of 0.8 million in 2017. As a consequence of the early termination of the agreement with Pharmacell signed in July 2016 we collected this pending amount (0.8 million euros) in December 2016. In 2015, other non-current assets also included the deferred consideration from the sale of the Dutch manufacturing facility.

On March 6, 2015, the Company issued senior, unsecured convertible bonds due 2018 for a total principal amount of 25 million euros and with a nominal value of 100,000 euros per convertible bond. These convertible bonds must have a coupon escrow that is an amount sufficient to pay the aggregate amount of interest due on the bonds on the first four interest payment dates up to and including March 6, 2017. The corresponding amount was transferred to an escrow account for the purpose of paying those four interest payments. As of year-end 2016 the remaining amount of 1.13 million euros of interest payments was classified as other current financial assets.

In accordance with Law 14/2013 of September 27, 2013 on supporting entrepreneurs and their internationalisation (published in the Official State Gazette of September 28, 2013), TiGenix SAU and Coretherapix SLU annually request the monetization of the tax incentives related to the R&D expenses already approved by the tax authorities. The amount approved (2.1 million euros) during 2016 was recognized as other non-current assets as it was not expected to be collected before 2018. During 2017 it has been transferred to current tax assets. As explained in Note 9, amounts corresponding to fiscal year 2016 have not been certified until January 2018.